Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Advertising and promotional expenses		$ 117,553	$ 94,775	$ 67,488
One-time expense arising from donation	$ 27,800